Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	6 Months Ended
Jun. 30, 2022 USD ($)
Liabilities:
Warrant liabilities	$ 170,867
Cash and Cash Equivalents [Member]
Assets:
Cash	154,942
Cash held in Trust Account – U.S. Money Market [Member]
Assets:
Cash	57,340,207
Quoted prices in active markets for identical liabilities (Level 1) [Member]
Liabilities:
Warrant liabilities
Quoted prices in active markets for identical liabilities (Level 1) [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash	154,942
Quoted prices in active markets for identical liabilities (Level 1) [Member] | Cash held in Trust Account – U.S. Money Market [Member]
Assets:
Cash	57,340,207
Significant other observable inputs (Level 2) [Member]
Liabilities:
Warrant liabilities
Significant other observable inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash
Significant other observable inputs (Level 2) [Member] | Cash held in Trust Account – U.S. Money Market [Member]
Assets:
Cash
Significant unobservable inputs (Level 3) [Member]
Liabilities:
Warrant liabilities	170,867
Significant unobservable inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash
Significant unobservable inputs (Level 3) [Member] | Cash held in Trust Account – U.S. Money Market [Member]
Assets:
Cash